SHARE BASED COMPENSATION (Details) - USD ($)					1 Months Ended	12 Months Ended
	Aug. 31, 2018	Jun. 20, 2017	Jul. 01, 2016	Sep. 01, 2015	Jul. 27, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period Description	another 1 year to September 1, 2019	another 1 year to September 1, 2018
Share-based Compensation		$ 32,491
2011 Plan [Member]
Number of RSUs
Expect to vest as of December 31, 2016						29,837,849
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						29,837,849	43,766,148
Share-based compensation charged to operating expenses of continuing operations						$ 0	$ 0	$ 0
Share-based compensation charged to operating expenses of discontinued operations						53,967	$ 56,705	$ 1,067,786
Share-based Compensation						$ 53,967			$ 327,376
2011 Plan [Member] | Options [Member]
Weighted average grant date fair value
Unvested options			32,028,700	3,312,618
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			0.20
2011 Plan [Member] | Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION [Line Item]
Recognition period						2 years
Number of RSUs
Outstanding at beginning of year						7,380,000
Granted			10,430,000		28,841,700	0
Forfeited						(950,000)
Vested				28,639,900		0
Vested and expect to vest						6,430,000	7,380,000
Expect to vest as of December 31, 2016						6,430,000
Weighted average grant date fair value
Outstanding at beginning of year						$ 0.133
Granted						0
Outstanding at end of year						0.133	$ 0.133
Expect to vest as of December 31, 2016						$ 0.133
Unvested options			10,430,000
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			The issued RSUs will vest 100% when the following two conditions are both met: a) on and after the first anniversary of the grant date and b) the market price of the Company's ADS is not less than $7 per ADS.
2011 Plan [Member] | First tranche [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage			40.00%
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			40.00%
2011 Plan [Member] | Second tranche [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage			30.00%
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			30.00%
2011 Plan [Member] | Second tranche [Member] | Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage						50.00%
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						50.00%
2011 Plan [Member] | Third tranche [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage			30.00%
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			30.00%